Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,005,885	$ 1,085,581	$ 818,166	$ 540,217	$ 306,109	$ 546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	11,255		3,518
Trade receivables from sales of cobalt	2,394		1,199
Refundable deposit - 777 PMPA	9,785		9,413
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,005,885		818,166
Trade receivables from provisional concentrate sales, net of fair value adjustment	11,255		3,518
Trade receivables from sales of cobalt	2,394		1,199
Refundable deposit - 777 PMPA	9,785		9,413
Other	2,837		1,500
Maximum exposure to credit risk related to financial assets	$ 1,032,156		$ 833,796